Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Compensation of Key Management Personnel and Directors

The remuneration of key management personnel was as follows:

Compensation
(millions of Canadian dollars)	For the years ended October 31
	2020	2019	2018
Short-term employee benefits	$27	$33	$34
Post-employment benefits	1	2	3

Share-based payments	30	35	37
Total	$58	$70	$74